Organization and Nature of Operations (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified			0 Months Ended
	Dec. 31, 2013 Class A ordinary shares [Member]	Dec. 31, 2012 Class A ordinary shares [Member]	Apr. 07, 2009 Changyou.com Limited [Member]	Apr. 07, 2009 Changyou.com Limited [Member] ADS [Member]	Dec. 31, 2013 Changyou.com Limited [Member] Class A ordinary shares [Member]	Dec. 31, 2012 Changyou.com Limited [Member] Class A ordinary shares [Member]	Apr. 07, 2009 Changyou.com Limited [Member] Class A ordinary shares [Member]
Organization and Nature of Operations [Line Items]
Shares, outstanding in initial public offering	23,184,000	21,494,000		8,625,000	23,184,000	21,494,000	17,250,000
Initial offering price per ADS				$ 16.00
Shares, initial public offering, sold by the Company				3,750,000			7,500,000
Shares, initial public offering, sold by an indirect wholly-owned subsidiary of Sohu.com				4,875,000			9,750,000
Net proceeds from initial public offering after deducting commissions and offering expenses			$ 54.7